SUBSEQUENT EVENTS	12 Months Ended
Aug. 31, 2020
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS [Text Block]

27. SUBSEQUENT EVENTS

i) Hyasynth Tranche 2 convertible debentures issuance

On October 23, 2020, the Company advanced an additional $2,500 to Hyasynth by way of convertible debentures as a result of Hyasynth's achievement of the contractual production-related milestone for Tranche 2 of the convertible debentures.  This brings the Company's total face value of convertible debentures investment in Hyasynth to $7,500, which provides the Company with a potential ownership interest of up to 46.5% on a fully diluted basis as of October 23, 2020.

ii) Unit offering

On November 12, 2020 the Company closed an underwritten public offering of  37,375,000 units of the Company at a price of $1.85 per unit, including a full exercise of the over-allotment option, underwritten by a syndicate of underwriters led by Canaccord Genuity Corp., for total gross proceeds of $69,144.  Each unit is comprised of one Common Share of the Company and one half of one common share purchase warrant of the Company (each full common share purchase warrant, a "Warrant").  Each Warrant will be exercisable to acquire one common share of the Company (a "Warrant Share") for a period of three years following the closing date of the Offering at an exercise price of $2.50 per Warrant Share, subject to adjustment in certain events.  The Company expects to use the net proceeds from the Offering to repay indebtedness and for working capital and other general corporate purposes.

iii) Credit facility amendment and restatement
On November 27, 2020, the Company further amended its Facilities pursuant to an amended and restated credit agreement ("Amendment and Restatement") with BMO to: (i) reduce the Term Loan amount from $115,000 to $60,000 based on a repayment of $55,000 to be made on December 1, 2020 of the outstanding Term Loan balance of $115,000; (ii) have repayments on the balance of the Term Loan commence on February 28, 2021 in an amount equal to $1,500 per quarter; (iii) reduce the Revolver commitment to $2,000 from up to $25,000; (iv) adjust the minimum quarterly EBITDA covenants to be maintained by the Company commencing on February 28, 2021 and continuing through to maturity, thereby removing this covenant for the fiscal period ended November 30, 2020 and eliminating the reversion of the financial covenants to that of the original structure on November 30, 2021; (v) modify the applicable margin pricing and standby fee terms to reflect current market conditions; and (vi) reduce the minimum unrestricted cash balance requirement to $20,000, which is already inclusive of the $8,000 restricted investment currently outstanding.  The interest rate margin will be fixed from November 27, 2020 through to maturity on May 31, 2021.  The Company incurred an amendment fee of $217 plus customary legal expenses in connection with the amendment and restatement.